UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

MSS Series Trust

 (Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Address of Principal Executive Offices)  (Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant’s Telephone Number, including Area Code: (440) 922-0066

Date of fiscal year end: November 30th

Date of reporting period: May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Footprints Discover Value Fund

(DVALX)

SEMI-ANNUAL REPORT

MAY 31, 2020

(UNAUDITED)

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at 1-800-595-4866, or submit a signed letter of instruction requesting paperless reports to 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at 1-800-595-4866, or by submitting a signed letter of instruction requesting paper reports to 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147.  If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies.  Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

                                                               Series Trust

FOOTPRINTS DISCOVER VALUE FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2020 (UNAUDITED)

The following chart gives a breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments as of May 31, 2020.

Money Market Fund 10.01%
Technology 13.74%
Communication Services 18.98%
Industrials 22.64%
Consumer Cyclical 6.96%
Financial Services 4.66%
Consumer Defensive 6.05%
Energy 16.96%

Sectors are based on Morningstar® classifications.

FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 87.49%

Aircraft - 3.01%
14,000	Magellan Aerospace Corp. (Canada)	$ 62,020

Cable & Other Pay Television Services - 2.30%
1,500	DISH Network Corp. Class A *	47,475

Crude Petroleum & Natural Gas - 1.68%
59,188	Lonestar Resources US, Inc. *	34,536

Footwear, (No Rubber) - 5.41%
114,884	Iconix Brand Group, Inc. *	111,438

General Building Contractors - Nonresidential Buildings - 7.03%
13,800	Tutor Perini Corp. *	144,900

Motor Vehicle Parts & Accessories - 1.36%
1,000	Linamar Corp. (Canada)	28,001

Motors & Generators - 19.00%
54,000	American Superconductor Corp. *	391,500

Oil & Gas Field Exploration Services - 6.27%
54,783	ION Geophysical Corp. *	129,288

Oil & Gas Services & Equipment - 8.54%
979,199	Western Energy Services Corp. (Canada) *	175,991

Radio & TV Broadcasting & Communications Equipment - 8.00%
2,200	EchoStar Corp. Class A *	68,552
51,000	Seachange International, Inc. *	96,390
		164,942
Retail - Food Stores - 5.88%
138,200	DavidsTea, Inc. (Canada) *	121,201

Semiconductors & Related Devices - 5.36%
12,500	Applied Optoelectronics, Inc. *	110,375

Services - Motion Picture Theaters - 4.73%
19,000	AMC Entertainment Holdings, Inc. Class A	97,470

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Shares		Value

Surety Insurance - 4.53%
13,200	MBIA, Inc. *	93,456

Telephone Communications (No Radio Telephone) - 4.39%
9,200	CenturyLink, Inc.	$ 90,436

TOTAL FOR COMMON STOCKS (Cost $2,874,933) - 87.49%		1,803,029

MONEY MARKET FUND - 9.73%
200,491	First American Government Obligations Fund Class X, 0.09% **	200,491
TOTAL FOR MONEY MARKET FUND (Cost $200,491) - 9.73%		200,491

TOTAL INVESTMENTS (Cost $3,075,424) - 97.22%		2,003,520

INVESTMENTS IN WRITTEN OPTIONS (Premiums Received $24,425) - (0.34)%		(6,912)

OTHER ASSETS LESS LIABILITIES , NET - 3.12%		64,313

NET ASSETS - 100.00%		$2,060,921

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at May 31, 2020.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF WRITTEN OPTIONS

MAY 31, 2020 (UNAUDITED)

CALL OPTIONS - (0.34)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

DISH Network Corp.	Susquehanna	(15)	$ (41,250)	$27.50	6/19/2020	$(6,405)

MBIA, Inc.	Susquehanna	(132)	(118,800)	9.00	6/19/2020	(132)

ION Geophysical Corp.	Susquehanna	(384)	(192,000)	5.00	6/19/2020	0

Applied Optoelectronics, Inc.	Susquehanna	(125)	(156,250)	12.50	6/19/2020	(375)

Total Call Options (Premiums Received $24,425) - (0.34)%						$(6,912)

TOTAL WRITTEN OPTIONS (Premiums Received $24,425) - (0.34)%						$(6,912)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at May 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2020 (UNAUDITED)

Assets:
Investments at Value (Cost $3,075,424)	$ 2,003,520
Cash	500
Receivables:
Dividends and Interest	11,009
Due From Adviser	5,376
Securities Sold	103,389
Prepaid Expenses	4,090
Total Assets	2,127,884
Liabilities:
Investments In Written Options (Premiums Received $24,425)	6,912
Administrative Fees	500
Chief Compliance Officer Fees	500
Distribution (12b-1) Fees	10,388
Trustee Fees	371
Transfer Agent and Accounting Fees	1,283
Securities Purchased	39,338
Other Accrued Expenses	7,671
Total Liabilities	66,963
Net Assets	$ 2,060,921

Net Assets Consist of:
Paid-In Capital	$ 4,784,212
Accumulated Deficit	(2,723,291)
Net Assets, for 484,981 Shares Outstanding	$ 2,060,921

Net Asset Value and Offering Price Per Share	$ 4.25

Minimum Redemption Price Per Share *	$ 4.21

Maximum Offering Price Per Share **	$ 4.51

* The Fund will impose a 1.00% redemption fee if shares are sold within 90 days.

** The maximum sales charge on the sale of Fund shares is 5.75%.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2020 (UNAUDITED)

Investment Income:
Dividends	$ 5,214
Interest	22,934
Total Investment Income	28,148

Expenses:
Advisory	11,615
Transfer Agent & Accounting	7,553
Legal	5,712
Audit	6,050
Distribution (12b-1) Fees	2,904
Registration	2,724
Custody	4,399
Chief Compliance Officer	3,000
Administrative	3,000
Trustee	4,171
Miscellaneous	646
Insurance	267
Printing and Mailing	460
Total Expenses	52,501
Advisory Fees Waived and Expenses Reimbursed	(29,852)
Net Expenses	22,649

Net Investment Income	5,499

Realized and Unrealized Gain (Loss) on Investments and Written Options:
Net Realized Gain on Options Written	7,624
Net Realized Loss on Investments	(1,387,746)
Net Change in Unrealized Appreciation on Written Options	17,513
Net Change in Unrealized Appreciation on Investments	631,631
Realized and Unrealized Loss on Investments and Written Options	(730,978)

Net Decrease in Net Assets Resulting from Operations	$ (725,479)

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2020	11/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 5,499	$ 17,582
Net Realized Loss on Investments and Options Written	(1,380,122)	(294,280)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options Written	649,144	(560,800)
Net Decrease in Net Assets Resulting from Operations	(725,479)	(837,498)

Distributions to Shareholders:
Distributions	(14,893)	(424,108)
Total Dividends and Distributions Paid to Shareholders	(14,893)	(424,108)

Capital Share Transactions	(2,699)	198,427

Total Decrease	(743,071)	(1,063,179)

Net Assets:
Beginning of Period/Year	2,803,992	3,867,171

End of Period/Year	$ 2,060,921	$ 2,803,992

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year.

	(Unaudited) Six Months Ended 5/31/2020		Year Ended 11/30/2019	Period Ended (c) 11/30/2018

Net Asset Value, at Beginning of Period/Year	$ 5.73		$ 8.40	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.01		0.03	(0.02)
Net Loss on Securities (Realized and Unrealized)	(1.46)		(1.78)	(1.58)
Total from Investment Operations	(1.45)		(1.75)	(1.60)

Redemption Fees ***	-		-	-

Distributions:
Net Investment Income	(0.03)		-	-
Realized Gains	-		(0.92)	-
Total from Distributions	(0.03)		(0.92)	-

Net Asset Value, at End of Period/Year	$ 4.25		$ 5.73	$ 8.40

Total Return **	(25.28)%	(b)	(22.48)%	(16.00)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,061		$ 2,804	$ 3,867
Before Waiver
Ratio of Expenses to Average Net Assets	4.53%	(a)	3.51%	3.14%	(a)
Ratio of Net Investment Loss to Average Net Assets	(2.10)%	(a)	(1.05)%	(1.40)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.95%	(a)	1.95%	1.95%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	(a)	0.51%	(0.21)%	(a)
Portfolio Turnover	21.22%	(b)	105.39%	154.25%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

(a) Annualized.

(b) Not Annualized.

(c) For the period December 26, 2017 (commencement of investment operations) through November 30, 2018.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2020 (UNAUDITED)

NOTE 1. ORGANIZATION

The Footprints Discover Value Fund (the "Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 26, 2017.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  There are currently seven separate series offered by the Trust. The investment adviser to the Fund is Footprints Asset Management & Research, Inc. (the "Advisor").

The Fund seeks total return from capital appreciation and income.

NON-DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The Fund's performance may be affected disproportionately by the performance of relatively few stocks.  In addition, the volatility of the Fund may be greater than the overall volatility of the market.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies including FASB Accounting Standards Update ("ASU") 2013-08."

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:  The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at the fair market value of

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country's rules and tax rates.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAX: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the return filed for the open tax years (2018-2019) or expected to be taken in the Fund’s 2019 tax return. The Fund identifies it’s major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2020, the Fund did not incur any interest or penalties.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 1.00% on shares redeemed within 90 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee is applied uniformly in all cases. There were no redemption fees collected by the Fund during the six months ended May 31, 2020.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, on at least an annual basis. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the related amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in inactive markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed income securities (corporate bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Derivative instruments (options). Derivative transactions that are actively traded, and valuation adjustments that are not applied, are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date. If the last sales price is not available then the options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. These securities will be categorized as Level 1 of the fair value hierarchy. Money market funds are valued at their net asset value of $1 per share and are categorized as Level 1.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 1,803,029	$ -	$ -	$ 1,803,029
Money Market Fund	200,491	-	-	200,491
Total	$ 2,003,520	$ -	$ -	$ 2,003,520

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Investments in Options Written	Level 1	Level 2	Level 3	Total
(Liabilities)
Options Written	$ (507)	$ (6,405)	$ -	$ (6,912)
Total	$ (507)	$ (6,405)	$ -	$ (6,912)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets or liabilities during the six months ended May 31, 2020. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the "Agreement").  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund during the term of the Agreement. For the six months ended May 31, 2020, the Advisor earned advisory fees of $11,615.  During the same period, the Advisor waived advisory fees of $11,615 and reimbursed the Fund additional expenses of $18,237.  As of May 31, 2020, the Advisor owed the Fund $5,376 for expense reimbursement in connection with the expense limitation agreement.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until March 31, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.95% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (three years from the date that the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days' written notice to the Advisor. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through November 30, 2022, are as follows:

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Recoverable Through	Amount Recoverable
November 30, 2021	$47,390
November 30, 2022	$53,381

An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The Fund accounting fees range from $22,200 to $70,450 depending on the average net assets of the Fund.  The Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.  For the six months ended May 31, 2020, MSS earned $7,553 from the Fund for transfer agent and accounting services.  As of May 31, 2020, the Fund owes MSS $1,283 for transfer agent and accounting services.

The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the six months ended May 31, 2020, Empirical earned $6,000 for these services. As of May 31, 2020, the Fund owed Empirical $1,000.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS. Mr. Getts is the president and owner of the Underwriter. For the six months ended May 31, 2020, the Underwriter earned $700 for its services.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan").  The Plan permits the Fund to pay the Advisor for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.  The Plan is a compensation style plan which means the Fund accrues expenses and pays the Advisor based upon the percentage described above rather than on actual expenses incurred by the Advisor.

Subject to the oversight of the Trustees, the Trust may, directly or indirectly, engage in any activities related to the distribution of the Shares of the Fund, which activities may include, but are not limited to, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Fund Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan.  The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Plan has been approved by the Board, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  For the six months ended May 31, 2020, the Fund incurred distribution fees under the Plan of $2,904.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value.  Paid in capital as of May 31, 2020 was $4,784,212.

Transactions in shares of beneficial interest were as follows:

	For the six months ended May 31, 2020		For the year ended November 30, 2019
	Shares	Capital	Shares	Capital
Shares sold	29,266	$ 163,964	21,940	$ 150,931
Shares reinvested	2,586	14,893	63,018	424,108
Shares redeemed	(36,459)	(181,556)	(55,512)	(376,612)
Net Increase (Decrease)	(4,607)	$ (2,699)	29,446	$ 198,427

NOTE 6. DERIVATIVE TRANSACTIONS

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

The Fund considers the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended May 31, 2020.

Average notional value of:

Written Options

$ 304,150

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Fund disclose: a) how and why an entity uses derivative instruments and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Advisor consistently assesses the value of existing positions in the Fund.  Generally, the Advisor exercises patience when fundamentals are stable but prices volatile.  The Advisor may at times write covered call options on a small portion of existing common stock positions in the Fund to generate premium. The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.  The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

As of May 31, 2020, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Liabilities	Equity Contracts
Written Call Options	$ (6,912)
Total Liabilities	$ (6,912)

For the six months ended May 31, 2020, financial derivative instruments had the following effect on the Statement of Operations:

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

Net change in unrealized appreciation on:	Equity Contracts	Total
Written Options	$ 17,513	$ 17,513
Net realized gain on:	Equity Contracts	Total
Written Options	$ 7,624	$ 7,624

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2020, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $625,437 and $416,480, respectively. For the six months ended May 31, 2020, purchases, sales, and expirations of options aggregated $6,086 and $38,135, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

At May 31, 2020, the cost of investments for federal income tax purposes was $3,050,999 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 82,116
Unrealized (depreciation)	(1,136,507)
Net unrealized (depreciation)	$ (1,054,391)

The difference between book and tax cost of investments represents the deferral of losses on wash sales.

The Fund’s tax basis net capital gains/(losses) and undistributed ordinary income are determined only at the end of each fiscal year. As of November 30, 2019 the components of distributable deficit on a tax basis were as follows:

Net unrealized (depreciation)

$ (1,743,659)

Undistributed ordinary income

               14,896

Long-Term Capital loss carry forward – No expiration             (254,155)

Distributable deficit

$   (1,982,918)

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

For the six months ended May 31, 2020, there was an ordinary income distribution of $14,893 made.

For the year ended November 30, 2019, there was an ordinary income distribution of $424,108 made.

NOTE 10.  NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 11.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2020 (UNAUDITED)

economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 12.  SUBSEQUENT EVENTS

The Fund is required to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements. Management has evaluated subsequent events through the issuance of these financial statements and has noted no further events.

FOOTPRINTS DISCOVER VALUE FUND

EXPENSE ILLUSTRATION

MAY 31, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees, sales loads and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2019 through May 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2019	May 31, 2020	December 1, 2019 to May 31, 2020

Actual	$1,000.00	$ 747.20	$8.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.25	$9.82

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION

MAY 31, 2020 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-328-5468 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-877-328-5468.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-877-328-5468.

Board of Trustees

Paul Rode

Michael Young

Gregory Getts

Investment Advisor

Footprints Asset Management & Research, Inc.

11422 Miracle Hills Drive, Suite 208

Omaha, NE 68154

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Arbor Court Capital, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Footprint Discover Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date: August 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date: August 4, 2020

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Principal Financial Officer

Date: August 4, 2020